DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details Narrative)		12 Months Ended
	Feb. 17, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 22, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of embedded derivative liabilities	$ 29,759,766	$ 44,024,242
Debt instrument face amount				$ 37,714,966	$ 37,714,966
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life		6 months
Embedded derivative liability, expected term	3 months 10 days	4 months 28 days
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, expected life		5 years
Embedded derivative liability, expected term	4 years 9 months 14 days	5 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0
Embedded derivative liability, measurement input	0	0
Measurement Input Rate Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	155.45	136.12
Measurement Input Rate Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		110.59
Measurement Input Rate Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		1.3873
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.07
Embedded derivative liability, measurement input	0.06	0.19
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		1.14
Embedded derivative liability, measurement input	1.85	1.15